Income Taxes - Significant Components of Business' Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
U.S. and foreign net operating losses		$ 1.8
Deferred tax liabilities:
Deferred tax liabilities presented as deferred tax liabilities, net		31.5	$ 42.2
Other assets
Deferred tax liabilities:
Deferred tax assets presented within other assets		1.3	1.7
Mafco Worldwide & Merisant
Deferred tax assets:
Accounts receivable		0.7	0.3
Accrued expenses		2.1	1.6
Inventory		4.1	2.0
Other assets		1.0	1.4
Deferred rent		0.4	0.5
Pension asset		1.8	1.9
Property, plant and equipment		0.9	1.1
U.S. and foreign net operating losses		15.0	15.6
Tax credits		2.3	3.3
Total deferred tax assets		28.3	27.7
Less valuation allowance		(12.4)	(11.9)
Net deferred tax assets		15.9	15.8
Deferred tax liabilities:
Intangible assets		(38.5)	(49.2)
Unremitted earnings		(1.2)	(1.3)
Other liabilities		(6.4)	(5.8)
Total deferred tax liabilities		(46.1)	(56.3)
Net deferred tax liability		(30.2)	$ (40.5)
Deferred tax liabilities presented as deferred tax liabilities, net	$ 30.9	$ 31.5